Principal Accounting Policies (Policies)	6 Months Ended
Jun. 30, 2025
Accounting Policies [Abstract]
Basis of Presentation
2.1 Basis of Presentation
The accompanying condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and Article 10 of Regulation
S-X.
Accordingly, certain information and disclosures required by GAAP for a complete consolidated financial statements are not included herein. In the opinion of management, the condensed consolidated financial statements and accompanying notes included all adjustments (consisting of normal recurring adjustments) considered necessary by management for a fair statement of the results of operations, financial position and cash flows for the interim periods presented. The results of operations of any interim period are not necessarily indicative of the results of operations for the full year or for any future periods. These condensed financial statements should be read in conjunction with the audited annual financial statements and for the year ended December 31, 2024. The condensed consolidated financial statements have been prepared on a going concern basis.
The condensed consolidated financial statements have been prepared using accounting policies that are consistent with the policies used in preparing the Group’s consolidated financial statements for the year ended December 31, 2024. Principal accounting policies followed by the Group in the preparation of its accompanying condensed consolidated financial statements are summarized below.

Basis of Consolidation and Deconsolidation
2.2 Basis of Consolidation and Deconsolidation
The condensed consolidated financial statements include the financial statements of the Company, its subsidiaries, the consolidated VIEs and VIEs’ subsidiaries for which the Company is the ultimate primary beneficiary.
A subsidiary is an entity in which the Company, directly or indirectly, controls more than one half of the voting power, has the power to appoint or remove the majority of the members of the board of directors, to cast a majority of votes at the meeting of the board of directors or to govern the financial and operating policies of the investee under a statute or agreement among the shareholders or equity holders.

A consolidated VIE is an entity in which the Company, or its subsidiary, through contractual arrangements, bears the risks of, and enjoys the rewards normally associated with, ownership of the entity, and therefore the Company or its subsidiary is the primary beneficiary of the entity.
All transactions and balances between the Company, its subsidiaries, VIEs and VIEs’ subsidiaries have been eliminated upon consolidation.
The Company deconsolidates its subsidiaries or business in accordance with Accounting Standards Codification 810 (“ASC 810”) as of the date the Company ceased to have a controlling financial interest in the subsidiaries.
The Company accounts for the deconsolidation of its subsidiaries or business by recognizing a gain or loss in net income/loss attributable to the Company in accordance with ASC 810. This gain or loss is measured at the date the subsidiaries are deconsolidated as the difference between (a) the aggregate of the fair value of any consideration received, the fair value of any retained non-controlling
interest in the subsidiaries being deconsolidated, and the carrying amount of any non-controlling
interest in the subsidiaries being deconsolidated, including any accumulated other comprehensive income/loss attributable to the non-controlling
interest and (b) the carrying amount of the assets and liabilities of the subsidiaries being deconsolidated.

Use of Estimates
2.3 Use of Estimates
The preparation of condensed consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the condensed consolidated financial statements and the reported amounts of revenue and expenses for the reporting period. These estimates and assumptions are based on the Group’s historical results and management’s future expectations. Actual results could differ from those estimates. Changes in facts and circumstances may cause the Group to revise its estimates.

Convenience Translation
2.4 Convenience Translation
Translations of the Consolidated Balance Sheets, the Consolidated Statements of Comprehensive Income/(Loss) and the Consolidated Statements of Cash Flows from RMB into US$ as of and for the six months ended June 30, 2025 are solely for the convenience of the readers and were calculated at the rate of US$1.00=RMB 7.1636, representing the index rates as of June 30, 2025 stipulated by the U.S. Federal Reserve Board. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into US$ at that rate on June 30, 2025, or at any other rate.

Fair Value Measurements
2.5 Fair Value Measurements
Accounting guidance defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurement for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact, and it considers assumptions that market participants would use when pricing the asset or liability.

Accounting guidance establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Accounting guidance establishes three levels of inputs that may be used to measure fair value:
Level 1 — Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.
Level 2 — Include other inputs that are directly or indirectly observable in the marketplace.
Level 3 — Unobservable inputs which are supported by little or no market activity.
Accounting guidance also describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach, (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.
The Group’s financial instruments include cash and cash equivalents, short-term investments, accounts receivable, amounts due from a related party, prepaid expenses and other current assets, long-term investments, accounts payable, amounts due to related parties, short-term borrowings, long-term borrowings, deferred revenue, acquisition consideration payable, other payable and accrued liabilities and derivative liabilities. As of December 31, 2024 and June 30, 2025, except for available-for-sale debt securities which are measured at fair value and long-term borrowings are measured at amortized cost, the carrying values of the other financial instruments approximated their fair values due to the short-term maturity of these instruments.

Short-Term Investments
2.6 Short-Term Investments
Short-term investments are comprised of time deposits issued by financial institutions with original maturities greater than three months but less than twelve months. Short-term investments with the amount of nil and RMB 93,063 are pledged for the issuance of bank notes as of December 31, 2024 and June 30, 2025, respectively.

Accounts Receivable, net
2.7 Accounts Receivable, net
The Group’s accounts receivable are within the scope of ASC Topic 326. To estimate expected credit losses, the Group considers the past collection experience, current economic conditions, future economic conditions (external data and macroeconomic factors) and changes in the Group’s customer collection trends. The Group has identified the relevant credit risk characteristics of its customers and the related receivables and other receivables which include size, type of the services or the products the Group provides, or a combination of these characteristics. Receivables with similar credit risk characteristics have been grouped into pools. For each pool, the Group determines an expected loss rate based on historical loss experience adjusted for judgments about the effects of relevant observable data including current and future economic conditions. This is assessed at each quarter based on the Group’s specific facts and circumstances.

The following table summarized the details of the Group’s expected credit losses of accounts receivable:

	For the six months ended June 30,
	2024	2025
	RMB	RMB

Balance at beginning of the period	2,201	1,758
Deconsolidation of CEIBS Publishing Group	(191)	—
Provision/(Reverse) for expected credit losses	139	(264)

Balance at end of the period	2,149	1,494

Long-term Investments
2.8 Long-term Investments
Long-term investments primarily consist of equity method investments and debt investments.
Equity Method Investments
The Group accounts for its investments in common stock or
in-substance
common stock in entities in which it can exercise significant influence but does not own a majority equity interest or control using the equity method in accordance with ASC
323-10,
Investments-Equity Method and Joint Ventures: Overall unless the Group elects to account for the investment using the fair value option in accordance with ASC
825-10,
Financial Instruments: Fair Value Option (“ASC 825”). The Group applies the equity method of accounting that is consistent with ASC
323-10
in limited partnership in which the Group holds a three percent or greater interest. Where the equity method is used, the Group initially records its investment at cost and subsequently adjusts the carrying amount of the investment to recognize the Group’s proportionate share of each equity investee’s net income or loss into earnings after the date of investment. The Group evaluates the equity method investments for impairment under ASC
323-10.
An impairment loss on the equity method investments is recognized in earnings when the decline in value is determined to be other-than-temporary.
Debt Investments
The Group accounts for debt securities as
available-for-sale
(“AFS”) when they are not classified as either trading or
held-to-maturity.
AFS debt securities are recorded at fair value, with unrealized gains and losses, net of related tax effect, are excluded from earnings and are reported as a separate component of accumulated other comprehensive income until realized. Realized gains and losses from the sale of AFS debt securities are determined on a specific-identification basis.

Under ASC Topic 326, if the amortized cost basis of an AFS security exceeds its fair value and if the Group has the intention to sell the security or it is more likely than not that the Group will be required to sell the security before recovery of the amortized cost basis, an impairment is recognized in the consolidated statements of comprehensive income/(loss). If the Group does not have the intention to sell the security and it is not more likely than not that the Group will be required to sell the security before recovery of the amortized cost basis and the Group determines that the decline in fair value below the amortized cost basis of an AFS security is entirely or partially due to credit-related factors, the credit loss is measured and recognized as an allowance for credit losses in the consolidated statements of income/(loss). The allowance is measured as the amount by which the debt security’s amortized cost basis exceeds the Group’s best estimate of the present value of cash flows expected to be collected.

Goodwill
2.9 Goodwill
Goodwill represents the excess of the purchase price in a business combination over the fair value of net tangible and intangible assets acquired. The Group tests goodwill for impairment annually as of December 31, or whenever events or changes in circumstances indicate that goodwill may be impaired. The Group initially assesses qualitative factors to determine whether the existence of events or circumstances leads to a determination that it is more likely-than-not
that the fair value of its sole reporting unit is less than its carrying amount. If, after assessing the events or circumstances, the Group determines it is more-likely-than-not
that the fair value of the reporting unit is less than its carrying amount, then the Group performs a quantitative analysis by comparing the book value of net assets to the fair value of the reporting unit. If the fair value is determined to be less than the book value, an impairment charge is recorded. In assessing the qualitative factors, the Group considers the impact of certain key factors including macroeconomic conditions, industry and market considerations, management turnover, changes in regulation, litigation matters, changes in enterprise value and overall financial performance. The goodwill recorded at the Group level was generated from the acquisition of CEIBS Publishing Group in June 2020.

Since the acquisition of CEIBS PG, the Group has had one reporting unit for goodwill impairment assessment. According to ASC
350-20-40,
when a portion of a reporting unit that constitutes a business or nonprofit activity is to be disposed of, goodwill associated with that business or nonprofit activity shall be included in the carrying amount of the business or nonprofit activity in determining the gain or loss on disposal. The amount of goodwill to be included in that carrying amount shall be based on the relative fair values of the business or nonprofit activity to be disposed of and the portion of the reporting unit that will be retained. The relative fair value allocated to the disposed CEIBS Publishing Group was RMB 276, which reduced the goodwill amount to RMB 163,837 as of December 31, 2024 and June 30, 2025.
Based on management assessment, the Group determined that there was no impairment of goodwill as of June 30, 2025.

Revenues
2.1
0
Revenues
Consistent with the criteria of Topic 606, the Group recognizes revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the Group expects to receive in exchange for those goods or services.
To achieve that core principle, the Group applies the five steps defined under Topic 606: (i) identify the contract(s) with a customer, (ii) identify the performance obligations in the contract, (iii) determine the transaction price, (iv) allocate the transaction price to the performance obligations in the contract, and (v) recognize revenue when (or as) the entity satisfies a performance obligation. The Group assesses its revenue arrangements against specific criteria in order to determine if it is acting as principal or agent. Revenue arrangements with multiple performance obligations are divided into separate distinct goods or services. The Group allocates the transaction price to each performance obligation based on the relative standalone selling price of the goods or services provided. The Group determines standalone selling prices considering market conditions and based on overall pricing objectives such as observable standalones selling prices. Revenue is recognized upon the transfer of control of promised goods or services to a customer.
Revenue is recorded net of value-added tax.
Revenue recognition policies for each type of revenue steam are as follows:
Corporate Learning Solution
The Group offers corporate learning solution to corporate customers through providing subscription-based services including corporate learning platform, personalized
e-learning
system, teaching tools and online courses. The Group’s subscription-based services generally do not provide customers with the right to take possession of the software supporting the platform, learning content or tools and, as a result, are accounted for as service arrangements. Through the subscription of the Group’s SaaS platform service, customers can rapidly deploy the intelligent learning platform in a plug-and-play
manner. Frequently, existing customers who subscribed platform service tend to add additional courses to their subscription by purchasing prioritized package or advanced package with additional charges. The Group also offered the teaching tools, such as virtual classroom or meeting room, for subscription as add-on
options. For platform service, online courses and online teaching tools, the Group continually provides customer access and connectivity to its services, and fulfills its obligation to, the end customer over the subscription period. Each distinct service represents a single performance obligation that is satisfied over time. The subscription-based contracts vary from one month to five years. Revenue from subscription-based corporate learning solution is recognized on a straight-line basis over the subscription period.

The Group also derives revenue from providing
non-subscription
based corporate learning solution, such as offline courses and courseware recording service. Based on the needs of the customers, the Group designs the offline courses and hires experienced lecturer to provide face-to-face
offline learning courses. The offline course is delivered on the specific date agreed and the unit price for each offline course is also specified in the contract. The recorded courseware belongs to the customers. Revenue from non-subscription
based corporate learning solution is generally recognized at point in time upon completion.
Other Revenue
The Group also develops software for other customers who have specific demand for learning platform software. The Group develops learning platform to be installed on these customers’ own servers. Copyright of the software developed belongs to these customers. The development processes last approximately
6-11
months. The Group is also obligated to provide post-sales maintenance service for malfunction during the period determined in the contract, which is usually a year. Revenue for the on-premise software development is recognized at a point in time when the software is made available to the customer; whereas the revenue for post-sales maintenance service is recognized over the contract term beginning on the date that the software is made available to the customer.

	For the six months ended June 30,
	2024	2025
	RMB	RMB
Corporate learning solutions
- Subscription-based	151,834	144,740
- Non-subscription-based	12,586	7,677

	164,420	152,417
Others
- Sales of software developed and related maintenance service	1,336	477

	165,756	152,894

Remaining Performance Obligations
Remaining performance obligations represents the amount of contracted future revenue that has not yet been recognized, including both deferred revenue and non-cancelable
contracted amounts that will be invoiced and recognized as revenue in future periods. As of June 30, 2025, the aggregate amount of transaction price allocated to the remaining performance obligations was RMB 251,927 which included balance of deferred revenue which will be recognized as revenue in the future periods.
The Company expects to recognize approximately 72% of the remaining performance obligations in the 12 months following June 30, 2025 and 24% of the remaining performance obligations between 13 to 36 months, with the remainder to be recognized thereafter.

Contract Balance
2.1
1
Contract balance
Payment terms are established on the Group’s
pre-established
credit requirements based upon an evaluation of customers’ credit. A receivable is a right to consideration that is unconditional as compared to a contract asset which is a right to consideration that is conditional upon factors other than the passage of time. The Group recognizes accounts receivable in its condensed consolidated balance sheets when it performs a service in advance of receiving consideration and it has the unconditional right to receive consideration. A contract asset is recorded when the Group has transferred services to the customer before payment is received or is due. As of December 31, 2024 and June 30, 2025, the Group did not record contract assets.

The Group records deferred revenue when cash payments are received in advance of revenue recognition from subscription services described above in accordance with the terms of the underlying contracts where the service period has not yet commenced but will commence in the near future. Deferred revenue is recognized when, or as, performance obligations are satisfied. Amounts anticipated to be recognized within one year of the balance sheet date are recorded as deferred revenue, current; the remaining portion is recorded as deferred revenue, non-current.
Revenue recognized that was included in deferred revenue balance at the beginning of the period were RMB 72,270 and RMB 75,509 for the six months ended June 30, 2024 and 2025, respectively.
Changes in deferred revenue were as follows:

	For the six months ended June 30,
	2024	2025
	RMB	RMB

Balance at beginning of the period	247,437	183,138
Additions to deferred revenue	148,144	70,615
Recognition of deferred revenue	(165,756)	(103,328)
Deconsolidation of CEIBS Publishing Group	(65,928)	—

Balance at end of the period	163,897	150,425

Other than accounts receivable and deferred revenue, the Group had no other material contract balances on its balance sheet as of December 31, 2024 and June 30, 2025.

Income Tax
2.1
2
Income Tax
Current income taxes are recorded in accordance with the regulations of the relevant tax jurisdiction. The Group accounts for income taxes under the asset and liability method in accordance with ASC 740, Income Tax. Under this method, deferred tax assets and liabilities are recognized for the tax consequences attributable to differences between carrying amounts of existing assets and liabilities in the financial statements and their respective tax basis, and operating loss carry-forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred taxes of a change in tax rates is recognized in the condensed consolidated statements of comprehensive income/(loss) in the period of change. Valuation allowances are established when necessary to reduce the amount of deferred tax assets if it is considered more likely than not that amount of the deferred tax assets will not be realized.
The Group recognizes in its condensed consolidated financial statements the benefit of a tax position if the tax position is “more likely than not” to prevail based on the facts and technical merits of the position. Tax positions that meet the “more likely than not” recognition threshold is measured at the largest amount of tax benefit that has a greater than fifty percent likelihood of being realized upon settlement. The Group estimates its liability for unrecognized tax benefits which are periodically assessed and may be affected by changing interpretations of laws, rulings by tax authorities, changes and/or developments with respect to tax audits, and expiration of the statute of limitations. The ultimate outcome for a particular tax position may not be determined with certainty prior to the conclusion of a tax audit and, in some cases, appeal or litigation process. The actual benefits ultimately realized may differ from the Group’s estimates. As each audit is concluded, adjustments, if any, are recorded in the Group’s condensed consolidated financial statements in the period in which the audit is concluded. Additionally, in future periods, changes in facts, circumstances and new information may require the Group to adjust the recognition and measurement estimates with regard to individual tax positions. Changes in recognition and measurement estimates are recognized in the period in which the changes occur. Penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the period incurred. As of December 31, 2024 and June 30, 2025, the Group did not have any significant unrecognized uncertain tax positions.
Valuation allowances have been provided against deferred tax assets when the Group determines that it is more likely than not that the deferred tax assets will not be utilized in the future. In making such determination, the Group evaluates a variety of factors including the Group’s entities’ operating history, accumulated deficit, existence of taxable temporary differences and reversal periods. As of December 31, 2024 and June 30, 2025, full valuation allowances on deferred tax assets were provided because it was more likely than not that the Group will not be realized based on the Group’s estimate of its future taxable income. If events occur in the future that allow the Group to realize more of its deferred income tax than the presently recorded amounts, an adjustment to the valuation allowances will result in a decrease in tax expense when those events occur.

Segment Reporting
2.1
3
Segment Reporting
ASC 280, Segment Reporting, establishes standards for companies to report in their financial statements information about operating segments, products, services, geographic areas, and major customers.
In November 2023, the FASB issued ASU
No. 2023-07,
Improvements to Reportable Segment Disclosures (Topic 280). This ASU updates reportable segment disclosure requirements by requiring disclosures of significant reportable segment expenses that are regularly provided to the Chief Operating Decision Maker (“CODM”) and included within each reported measure of a segment’s profit or loss. This ASU also requires disclosure of the title and position of the individual identified as the CODM and an explanation of how the CODM uses the reported measures of a segment’s profit or loss in assessing segment performance and deciding how to allocate resources. The Group adopted this ASU commencing January 1, 2024 and the adoption of the ASU does not have a material effect on its condensed consolidated financial statements.
Based on the criteria established by ASC 280, the Group’s CODM has been identified as the
Chief Executive Officer
, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Group as a whole and hence, the Group has only one operating segment. The Group does not distinguish between markets or segments for the purpose of internal reporting. The CODM considers year-over-year fluctuations and budget-to-actual
variances of these consolidated results when assessing performance and making operating decisions. The Group manages assets on a consolidated basis as reported on the consolidated balance sheets. As the Group’s long-lived assets are substantially located in the PRC and substantially all the Group’s revenue is derived from within the PRC, no geographical segments are presented.
The Group’s CODM uses consolidated net income/(loss) as the measures of segment profit or loss. Significant segment expenses are consistent with those reported on the unaudited condensed consolidated statements of comprehensive income/(loss) and include cost of revenues, sales and marketing expenses, research and development expenses and general and administrative expenses. For significant segment expenses incurred during the six months ended June 30, 2024 and 2025, refer to unaudited condensed consolidated statements of comprehensive income/(loss).

Operating Lease
2.1
4
Operating Lease
The Group determines if an arrangement is a lease at inception. The Group enters into operating lease arrangements primarily for office and operation space. The Group determines if an arrangement contains a lease at its inception by assessing whether there is an identified asset and whether the arrangement conveys the right to control the use of the identified asset in exchange for consideration. Operating leases are included in right-of-use assets and operating lease liabilities on the condensed consolidated balance sheets. Right-of-use assets represent the Group’s right to use an underlying asset over the lease term and operating lease liabilities represent the Group’s obligation to make payments arising from the lease. Right-of-use assets and operating lease liabilities are recognized at the lease commencement date based on the present value of lease payments over the lease term.
The Operating lease right-of-use assets also includes any lease payments made at or before the lease commencement date and excludes any lease incentives received. Lease payments consist of the fixed payments under the arrangements. As the implicit rate of the Group’s leases is not determinable, the Group uses an incremental borrowing rate based on the information available at the lease commencement date in determining the present value of lease payments. Operating lease expense is recognized on a straight-line basis over the lease term.
The Group’s lease term may include options to extend or terminate the lease. Only renewal or termination options that are reasonably certain of exercise are included in the lease term. The Group accounts for lease components and non-lease components as a single lease component.
After the lease commencement date, right-of-use assets are amortized by the difference between the straight-line lease expenses, and the accretion of interest on the operating lease liabilities each period over the lease term. Operating lease liabilities are increased to reflect the accretion of interest and reduced for the lease payment made.
For operating lease with a term of one year or less, the Group has elected to not recognize operating lease liabilities or right-of-use asset on its condensed consolidated balance sheets. Instead, it recognizes the lease payment as expense on a straight-line basis over the lease term. Short-term lease costs are immaterial to its condensed consolidated statements of comprehensive income/(loss).

	For six months ended,
	June 30, 2024	June 30, 2025
	RMB	RMB
Operating lease costs	6,777	5,263
Expenses for short-term lease within 12 months	638	341

Total lease cost	7,415	5,604

Supplemental cash flow information related to leases is as follows:

	For six months ended,
	June 30, 2024	June 30, 2025
	RMB	RMB
Cash paid for amounts included in the measurement of lease liabilities	7,214	4,503

Recent Accounting Pronouncements
2.15 Recent Accounting Pronouncements
The accounting policies adopted in the preparation of the condensed consolidated financial statements are consistent with those applied in the preparation of the Company’s annual consolidated financial statements for the year ended December 31, 2024.